Lease liability (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure of detailed information about leasing activities for lessee [Table Text Block]
Balance, January 1, 2021	$63,514
Additional capitalized leases	49,695
Lease payments	(37,719)
Accretion and other movements [1]	2,512
Balance, December 31, 2021	$78,002
Additional capitalized leases	27,984
Lease payments	(35,770)
Derecognized leases	(8,918)
Accretion and other movements	(279)
Balance, December 31, 2022	$61,019
	Dec. 31, 2022	Dec. 31, 2021
Current	$16,156	$33,529
Non-current	44,863	44,473
	$61,019	$78,002

Disclosure of detailed information about expenses recognized to leases for which exemption applied [Table Text Block]
	Year ended December 31,
	2022	2021
Short-term leases	$25,781	$38,092
Low value leases	652	407
Variable leases	55,673	58,626
Total	$82,106	$97,125